Short-Term Debt	6 Months Ended
Dec. 31, 2024
Short-Term Debt [Abstract]
Short-term debt

7. Short-term debt

Short-term debt as of December 31, 2024 consisted of the following:

Short-term debt:	December 31, 2024	June 30, 2024
Promissory note	$797,368	$548,886
Senior secured promissory note	-	550,603
Total short-term debt	$797,368	$1,099,489

Promissory note

(a)	WSGR promissory note

On April 16, 2024, the Company signed an agreement to issue as payment and settlement of professional fees owing, a promissory note in the aggregate amount of $542,753 with an interest rate at 5.5% per annum in favour of Wilson Sonsini Goodrich & Rosati Professional Corporation (“WSGR”). On September 16, 2024, the Company signed an amendment to the promissory note agreement with WSGR to modify the due date from September 1, 2024 to October 31, 2024. On November 11, 2024, the Company signed another amendment to the promissory note agreement with WSGR to modify the due date of October 31, 2024 to December 15, 2024. As of December 31, 2024, WSGR promissory note amounted to $566,656, including interest payable of $23,903, which is still outstanding.

(b)	SOL promissory note

On October 9, 2024, the Company entered into a promissory note agreement with SOL Global Investments Corp. in the principal amount of $200,000. The note bears interest rate at 12% per annum and matures on December 8, 2024. As of December 31, 2024, SOL promissory note amounted to $230,712, including interest payable of $5,712, which is still outstanding.

Senior secured promissory note

In connection with the promissory note agreement dated June 26, 2024, Damon Motors had a senior secured promissory note with Grafiti with interest rate at 10.0% per annum and maximum aggregate principal amount of $1,150,000. Upon completion of the Business Combination, the balance of the promissory note was eliminated at consolidation.